Loans - Details of Negotiable Obligations (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ARS ($)
Disclosure of detailed information about loans [line items]
Non-current	$ 6,191		$ 5,658		$ 6,273
Current	827		833		597
Negotiable obligations [member] | 1998 [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 15
Interest rate	10.00%	10.00%
Principal Maturity	2028
Non-current	$ 15		15		15
Negotiable obligations [member] | 2014 April, 2015 February and 2016 October [member] | Class XXVIII [Member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 866
Interest rate	8.75%	8.75%
Principal Maturity	2024
Non-current			346		606
Current	$ 354		273		278
Negotiable obligations [member] | 2014 September [member] | Class XXXIV [member] | BADLAR variable rate [member]
Disclosure of detailed information about loans [line items]
Principal value		$ 1,000
Plus interest rate	0.10%	0.10%
Interest rate	122.41%	122.41%
Principal Maturity	2024
Non-current				$ 1		$ 3
Current				1		2
Negotiable obligations [member] | 2015 April [member] | Class XXXIX [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 1,132
Interest rate	8.50%	8.50%
Principal Maturity	2025
Non-current	$ 1,132		1,132		1,132
Current	41		41		41
Negotiable obligations [member] | 2015 October [member] | Class XLIII [member]
Disclosure of detailed information about loans [line items]
Principal value		$ 2,000
Non-current						6
Current				4		7
Negotiable obligations [member] | 2017 May [member] | Class LII [member]
Disclosure of detailed information about loans [line items]
Principal value		$ 4,602
Current						47
Negotiable obligations [member] | 2017 July and December [member] | Class LIII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 809
Interest rate	6.95%	6.95%
Principal Maturity	2027
Non-current	$ 816		818		816
Current	25		25		25
Negotiable obligations [member] | 2017 December [member] | Class LIV [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 537
Interest rate	7.00%	7.00%
Principal Maturity	2047
Non-current	$ 530		529		533
Current	1		1		2
Negotiable obligations [member] | 2019 June [member] | Class I [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 399
Interest rate	8.50%	8.50%
Principal Maturity	2029
Non-current	$ 397		397		397
Negotiable obligations [member] | 2020 June [member] | Class XII [member]
Disclosure of detailed information about loans [line items]
Principal value	78
Current					75
Negotiable obligations [member] | 2020 July [member] | Class XIII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 341
Interest rate	8.50%	8.50%
Principal Maturity	2025
Non-current	$ 43		127		211
Current	88		90		91
Negotiable obligations [member] | 2020 December and 2021 February [member] | Class XIV [member]
Disclosure of detailed information about loans [line items]
Principal value	133
Non-current					143
Current			139
Negotiable obligations [member] | 2021 February [member] | Class XVI [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 776
Interest rate	9.00%	9.00%
Principal Maturity	2026
Non-current	$ 307		542		740
Current	235		238		9
Negotiable obligations [member] | 2021 February [member] | Class XVII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 748
Interest rate	9.00%	9.00%
Principal Maturity	2029
Non-current	$ 758		760		716
Negotiable obligations [member] | 2021 February [member] | Class XVIII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 576
Interest rate	7.00%	7.00%
Principal Maturity	2033
Non-current	$ 553		544		513
Current	$ 11		10		10
Negotiable obligations [member] | 2021 February [member] | Class XIX [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value		$ 4,128
Interest rate	3.50%	3.50%
Principal Maturity	2024
Non-current				$ 63		$ 58
Current		$ 35
Negotiable obligations [member] | 2021 July [member] | Class XX [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 384
Interest rate	5.75%	5.75%
Principal Maturity	2032
Non-current	$ 384		384		384
Current	10		$ 11		$ 10
Negotiable obligations [member] | 2023 January [member] | Class XXI [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 230
Interest rate	1.00%	1.00%
Principal Maturity	2026
Non-current	$ 229
Current	$ 1
Negotiable obligations [member] | 2023 January and 2023 April [member] | Class XXII [member] | BADLAR variable rate [member]
Disclosure of detailed information about loans [line items]
Principal value		$ 15,761
Plus interest rate	3.00%	3.00%
Interest rate	126.90%	126.90%
Principal Maturity	2024
Current		$ 25
Negotiable obligations [member] | 2023 April [member] | Class XXIII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 147
Interest rate	0.00%	0.00%
Principal Maturity	2025
Non-current	$ 158
Negotiable obligations [member] | 2023 April [member] | Class XXIV [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 38
Interest rate	1.00%	1.00%
Principal Maturity	2027
Non-current	$ 38
Negotiable obligations [member] | 2023 June [member] | Class XXV [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 263
Interest rate	5.00%	5.00%
Principal Maturity	2026
Non-current	$ 262
Current	1
Negotiable obligations [member] | 2023 September [member] | Class XXVI [Member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 400
Interest rate	0.00%	0.00%
Principal Maturity	2028
Non-current	$ 400
Negotiable obligations [member] | 2023 October [member] | Class XXVII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 128
Interest rate	0.00%	0.00%
Principal Maturity	2028
Non-current	$ 169